Intangible Assets - Changes in Carrying Value of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 9,143	$ 8,927	$ 8,954
Goodwill acquired	57	208
Other	5	8	(27)
Goodwill, Ending Balance	9,205	9,143	8,927
Wholesale Banking and Commercial Real Estate [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,605	1,605	1,605
Goodwill acquired
Other
Goodwill, Ending Balance	1,605	1,605	1,605
Consumer and Small Business Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,514	3,514	3,535
Goodwill acquired
Other			(21)
Goodwill, Ending Balance	3,514	3,514	3,514
Wealth Management and Securities Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,528	1,463	1,463
Goodwill acquired	37	65
Other
Goodwill, Ending Balance	1,565	1,528	1,463
Payment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2,496	2,345	2,351
Goodwill acquired	20	143
Other	5	8	(6)
Goodwill, Ending Balance	2,521	2,496	2,345
Treasury and Corporate Support [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance
Goodwill acquired
Other
Goodwill, Ending Balance